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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH NOVEMBER 2000

                THE GERMANY FUND, INC.
(Name of registered closed-end investment company)

                         Approx Asset
Date            Number   Price    Value or Approx      Seller
Each    Ident  Shares     Per      Asset Cov/Shr      or Seller's
Trans   Sec    Purch     Share    at Time of Purch     Broker

11-01   GER     9100    11.9863     13.74             Weeden & Co.
11-02   GER     2000    12.1250     13.80                 " "
11-03   GER    14100    12.3706     13.92                 " "
11-06   GER   105700    12.4375     14.00                 " "
11-07   GER     5700    12.4704     13.87                 " "
11-24   GER    10000    10.0000     10.37                 " "




The Germany Fund, Inc.
(Name of Registrant)
By Isabella Chan - Fund Administrator
Date of Statement  12/01/00